FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gain (loss) from the change:
Increase of 5% in exchange rate	$ (8)	$ (130)
Decrease of 5% in exchange rate	$ (8)	$ (130)